Debt - Additional Information (Details) - USD ($) $ in Millions					1 Months Ended	12 Months Ended
	Jul. 14, 2021	May 24, 2021	Mar. 25, 2020	Dec. 13, 2019	Apr. 30, 2020	Jan. 02, 2022	Dec. 31, 2020
2020 Paycheck Protection Program Loan CARES Act [Member]
Debt Instrument [Line Items]
Loan proceeds					$ 1.6
Secured Promissory Note [Member]
Debt Instrument [Line Items]
Repayment of debt	$ 15.2
Debt securities, gain (loss)	$ 0.1
Interest paid						$ 0.2
Debt outstanding						0.0
Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Debt outstanding						$ 0.0	$ 0.0
Accrued Interest			$ 0.1
Discounts rate			30.00%
Change in the fair value of the promissory notes			$ 2.4
Convertible Promissory Notes [Member] | Series P-2 Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Convertible Share			19,001,815
Board of Directors [Member] | Secured Promissory Note [Member]
Debt Instrument [Line Items]
Debt principal amount		$ 15.0
Interest rate payable monthly		7.50%
Debt instrument, description		All unpaid interest and principal was due and payable upon request by the holders on or after the earlier of (i) the closing of the Merger Agreement and (ii) October 25, 2021
Board of Directors [Member] | Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Debt principal amount				$ 5.7
Interest rate payable monthly				6.00%
Debt instrument, maturity date				Dec. 13, 2020